CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 183,935	$ 92,737	$ 35,161
Costs and expenses
Cost of sales	(25,370)	(11,311)	(3,762)
Payroll and employee expenses	(95,870)	(57,162)	(40,869)
Insurance, utilities and other property maintenance costs	(45,945)	(31,480)	(11,928)
Legal, marketing, IT and other operating expenses	(49,556)	(33,676)	(26,142)
Depreciation and amortization	(32,964)	(31,235)	(21,612)
Total cost and expenses	(249,705)	(164,864)	(104,313)
Loss from operations activity before impairment, government grants and COVID-related concessions	(65,770)	(72,127)	(69,152)
Impairment and write-off of non-current assets	(12,695)	(11,153)	(19,731)
Government grants	1,739	2,099	1,437
Income from COVID-related concessions	0	0	2,854
Finance income	75,021	90	7,193
Finance costs	(123,251)	(102,914)	(61,853)
Share listing expense	74,426	0	0
Gain on net monetary position	3,178	1,725	2,256
Loss from operations activity	(76,726)	(81,181)	(84,592)
Share of profit / (loss) in associates	84	62	(42)
Other non-operating income / (expense), net	2,480	(661)	0
Loss before income taxes	(193,640)	(182,879)	(137,038)
Income tax expense	(4,442)	(2,844)	(2,265)
Net loss	(198,082)	(185,723)	(139,303)
Loss attributable to:
Equity holders of the parent	(197,107)	(184,352)	(138,099)
Non-controlling interest	$ (976)	$ (1,371)	$ (1,204)
Diluted earnings per share loss for the year attributable to equity holders of the parent (in USD per share)	$ (3.73)	$ (4.29)	$ (3.24)
Basic earnings per share loss for the year attributable to equity holders of the parent (in USD per share)	$ (3.73)	$ (4.29)	$ (3.24)
Rooms
Revenue
Revenue	$ 108,602	$ 51,335	$ 22,797
Food And Beverage
Revenue
Revenue	50,192	31,361	9,939
Other, Net
Revenue
Revenue	$ 25,141	$ 10,041	$ 2,425